SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income before income tax expenses	$ 3,870,585	$ 3,985,403	$ 8,721,068
Computed income tax expenses with statutory tax rate	967,647	997,115	2,180,267
Differential income tax rates applicable to certain entities	(1,152,726)	(341,814)	(1,080,231)
Additional deduction for research and development expenses	(128,854)	(188,840)	(509,024)
Tax-exempted loss (income)	205,790	(534,074)	(1,011,906)
Tax effect of permanent difference	56,880	(2,335)	45,625
Effect of temporary differences			90,895
Changes in valuation allowance	69,803	235,538	414,681
Current income tax expenses (benefits)	$ 18,540	$ 165,590	$ 130,307